Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,507,112.17

Principal:
Principal Collections	$17,797,466.40
Prepayments in Full	$11,622,585.25
Liquidation Proceeds	$401,165.62
Recoveries	$75,994.96
Sub Total	$29,897,212.23
Collections	$32,404,324.40

Purchase Amounts:
Purchase Amounts Related to Principal	$216,925.48
Purchase Amounts Related to Interest	$1,147.45
Sub Total	$218,072.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,622,397.33

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$32,622,397.33
Servicing Fee	$598,748.85	$598,748.85	$0.00	$0.00	$32,023,648.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,023,648.48
Interest - Class A-2 Notes	$23,619.82	$23,619.82	$0.00	$0.00	$32,000,028.66
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$31,807,207.83
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$31,737,755.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,737,755.33
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$31,699,929.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,699,929.91
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$31,670,111.91
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,670,111.91
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$31,629,331.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,629,331.41
Regular Principal Payment	$28,771,462.49	$28,771,462.49	$0.00	$0.00	$2,857,868.92
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,857,868.92
Residuel Released to Depositor	$0.00	$2,857,868.92	$0.00	$0.00	$0.00
Total		$32,622,397.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,771,462.49
Total					$28,771,462.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$28,771,462.49	$69.28	$23,619.82	$0.06	$28,795,082.31	$69.34
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$28,771,462.49	$21.44	$394,317.07	$0.29	$29,165,779.56	$21.73

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$74,588,890.00	0.1796024	$45,817,427.51	0.1103237
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$694,228,890.00	0.5172937	$665,457,427.51	0.4958551

Pool Information
Weighted Average APR	4.306%	4.294%
Weighted Average Remaining Term	42.87	42.00
Number of Receivables Outstanding	39,606	38,741
Pool Balance	$718,498,616.29	$688,314,490.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$698,239,336.33	$669,015,111.96
Pool Factor	0.5308816	0.5085792

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$10,324,717.36
Yield Supplement Overcollateralization Amount	$19,299,378.51
Targeted Overcollateralization Amount	$22,857,062.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$22,857,062.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		89	$145,983.07
(Recoveries)		56	$75,994.96
Net Losses for Current Collection Period			$69,988.11
Cumulative Net Losses Last Collection Period			$3,300,219.44
Cumulative Net Losses for all Collection Periods			$3,370,207.55

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.12%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.43%	494	$9,823,566.98
61-90 Days Delinquent	0.17%	54	$1,169,866.99
91-120 Days Delinquent	0.02%	6	$123,356.29
Over 120 Days Delinquent	0.06%	18	$410,817.04
Total Delinquent Receivables	1.67%	572	$11,527,607.30

Repossession Inventory:
Repossessed in the Current Collection Period		26	$567,245.03
Total Repossessed Inventory		40	$1,066,457.21

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6444%
Preceding Collection Period			0.3346%
Current Collection Period			0.1194%
Three Month Average			0.3661%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1524%
Preceding Collection Period			0.1490%
Current Collection Period			0.2013%
Three Month Average			0.1676%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer